UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS, INC.

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 94.02%

Beverages - 4.00%
2,383	Pepsico, Inc.	$ 139,787

Computer & Office Equipment - 7.04%
2,497	Hewlett Packard Co.	117,883
1,072	International Business Machine Corp.	128,222
		246,105
Computer Communications Equipment - 1.77%
2,633	Cisco Systems, Inc. *	61,981

Construction, Mining & Materials Handling Machinery & Equipment - 1.78%
1,604	Dover Corp.	62,171

Crude Petroleum & Natural Gas - 3.46%
1,542	Occidental Petroleum Corp.	120,893

Drilling Oil & Gas Wells - 6.57%
1,100	Diamond Offshore Drilling, Inc.	105,072
2,620	Nabors Industries Ltd. *	54,758
3,378	Weatherford International Ltd. *	70,026
		229,856
Electric & Other Services Combined - 2.44%
1,717	Exelon Corp.	85,198

Electronic Connectors - 3.95%
3,662	Amphenol Corp. - Class A	137,984

Fire, Marine & Casulty Insurance - 4.96%
1,830	Allstate Corp.	56,035
2,327	Chubb Corp.	117,304
		173,339
Guided Missiles & Space Vehicles & Parts - 2.96%
1,902	Goodrich Corp.	103,355

Hospital & Medical Service Plans - 1.90%
1,405	Wellpoint, Inc. *	66,541

Investment Advice - 2.69%
935	Franklin Resources, Inc. *	94,061

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.20%
1,357	Eaton Corp.	76,793

National Commercial Banks - 3.48%
2,779	JP Morgan Chase & Co.	121,776

Oil & Gas Field Machinery & Equipment - 2.19%
1,774	National Oilwell Varco, Inc. *	76,513

Perfumes, Cosmetics & Other Toilet Preparations - 4.36%
2,001	Colgate Palmolive Co.	152,636

Pharmaceutical Preparations - 9.46%
4,130	Endo Pharmaceuticals Holdings, Inc. *	93,462
1,435	Johnson & Johnson	87,377
4,091	Watson Pharmaceuticals, Inc. *	149,894
		330,733
Railroads, Line-Haul Operating - 3.18%
2,580	Norfolk Southern Corp.	111,224

Retail-Drug Stores & Propriety Stores - 3.04%
2,973	CVS Caremark Corp.	106,255

Retail-Radio, Tv & Consumer Electronic Stores - 2.87%
2,679	Best Buy, Inc.	100,516

Retail-Variety Stores - 3.57%
2,543	Wal-Mart Stores, Inc.	124,836

Rubber & Plastics Footwear - 4.04%
2,186	Nike, Inc. - Class B	141,434

Semiconductors & Related Devices - 4.21%
6,365	Applied Materials, Inc.	85,164
3,173	Intel Corp.	62,095
		147,259
Services-Miscellaneous Amuement & Recreation - 3.05%
3,882	Walt Disney Co. *	106,600

Steel Works, Blast Furnances Rolling Mills (Coke Ovens) - 1.83%
1,367	Nucor Corp.	64,262

Telephone Communications (No Radio Telephone) - 3.02%
3,923	AT&T, Inc.	105,960

TOTAL FOR COMMON STOCKS (Cost $3,013,953) - 94.02%		$3,288,068

SHORT TERM INVESTMENTS - 6.00%
209,739	First American Government Obligation Fund Class Y 0.00% ** (Cost $209,739)	209,739

TOTAL INVESTMENTS (Cost $3,223,692) - 100.02%		$3,497,807

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(548)

NET ASSETS - 100.00%		$3,497,259

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS

At September 30, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,223,692 amounted to $274,115, which consisted of aggregate gross unrealized appreciation of  $602,771 and aggregate gross unrealized depreciation of $328,656.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,288,068	$0	$0	$3,288,068
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$209,739	$0	$0	$209,739
Total	$3,497,807	$0	$0	$3,497,807

	Manor Growth Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 96.54%

Beverages - 2.00%
4,617	Constellation Brands, Inc. *	$ 69,948

Biological Products (No Diagnosic Substances) - 2.60%
1,952	Gilead Sciences, Inc. *	90,768

Communications Services - 3.27%
4,137	Directv Group, Inc. *	114,098

Crude Petroleum & Natural Gas - 3.01%
2,463	Southwestern Energy Co. *	105,121

Electronic Computers - 4.19%
788	Apple, Inc. *	146,056

Engines & Turbines - 3.00%
2,338	Cummins, Inc.	104,766

Fire, Marine & Casualty Insurance - 3.84%
2,505	Ace Ltd.	133,917

Iron & Steel Foundries - 3.98%
1,362	Precision Castparts Corp.	138,747

Leather & Leather Products - 2.46%
2,604	Coach, Inc.	85,724

Measuring & Controlling Devices - 3.75%
2,995	Thermo Fisher Scientific, Inc. *	130,792

Oil & Gas Field Machinery & Equipment - 1.62%
1,321	Baker Hughes, Inc.	56,354

Oil & Gas Field Services - 2.47%
1,446	Schlumberger Ltd.	86,182

Optical Instruments & Lenses - 2.70%
2,630	Kla Tencor Corp.	94,312

Pharmaceutical Preparations - 4.47%
1,341	Celgene Corp. *	74,962
2,871	Schering-Plough Corp.	81,106
		156,068
Retail-Computer & Computer Software - 1.70%
2,244	Gamestop Corp. *	59,399

Retail-Drug Stores & Proprietary Stores - 3.78%
1,701	Express Scripts, Inc. *	131,964

Retail-Family Clothing Stores - 3.47%
4,012	Urban Outfitters, Inc. *	121,042

Retail-Miscellaneous Shopping Goods Stores - 3.44%
5,165	Staples, Inc.	119,931

Search, Detection, Navigation, Guidance, Aeronauticals Systems - 9.26%
4,000	Flir Systems, Inc. *	111,880
2,239	Harris Corp.	84,186
2,645	Raytheon Co.	126,881
		322,947
Semiconductors & Related Devices - 7.64%
3,704	Intel Corp.	72,487
3,960	Texas Instruments, Inc.	93,812
4,278	Xilinx, Inc.	100,191
		266,490
Services-Business Services - 5.20%
3,459	Akamai Technologies, Inc. *	68,073
561	Mastercard, Inc.	113,406
		181,479
Services-Educational Services - 3.11%
1,964	Devry, Inc. *	108,648

Services-Prepackaged Software - 6.35%
3,548	Microsoft Corp.	91,254
6,245	Oracle Corp.	130,146
		221,400
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 6.48%
1,757	Church & Dwight Co., Inc.	99,692
2,181	Procter & Gamble Co.	126,323
		226,015
Wholesale-Industrial Machinery - 2.75%
1,988	Airgas, Inc.	96,159

TOTAL FOR COMMON STOCKS (Cost $3,537,838) - 96.54%		$ 3,368,327

SHORT TERM INVESTMENTS - 3.56%
124,105	First American Government Obligation Fund Class Y 0.00% ** (Cost $124,105)	124,105

TOTAL INVESTMENTS (Cost $3,661,943) - 100.10%		3,492,432

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10%)		(3,506)

NET ASSETS - 100.00%		$ 3,488,926

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS
At September 30, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,661,943 amounted to $169,511, which consisted of aggregate gross unrealized appreciation of $353,555 and aggregate gross unrealized depreciation of $523,066.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,368,327	$0	$0	$3,368,327
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$124,105	$0	$0	$124,105
Total	$3,492,432	$0	$0	$3,492,432

	Manor Bond Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

US TREASURY NOTES - 93.01%
350,000	US Treasury Note 0.875% Due 02/28/2011	$ 351,148
250,000	US Treasury Note 0.875% Due 03/31/2011	250,820
350,000	US Treasury Note 1.250% Due 11/30/2010	353,021
200,000	US Treasury Note 3.500% Due 12/15/2009	201,374
200,000	US Treasury Note 3.875% Due 02/15/2013	214,530
400,000	US Treasury Note 3.875% Due 07/15/2010	411,060
200,000	US Treasury Note 4.000% Due 02/15/2014	216,226
		$ 1,998,179
TOTAL FOR US TREASURY NOTES (Cost $1,944,708) - 93.01%

SHORT TERM INVESTMENTS - 6.57%
142,131	First American Treasury Obligation Class Y 0.00% ** (Cost $142,131)	142,131

TOTAL INVESTMENTS (Cost $2,086,839) - 99.58%		2,140,310

OTHER ASSETS LESS LIABILITIES - 0.42%		7,984

NET ASSETS - 100.00%		$ 2,148,294

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS
At September 30, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,085,751 amounted to $53,471, which consisted of aggregate gross unrealized appreciation of $53,868 and aggregate gross unrealized depreciation of $397.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$0	$0	$0	$0
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$1,998,179	$0	$0	$1,998,179
Cash Equivalents	$142,131	$0	$0	$142,131
Total	$2,140,310	$0	$0	$2,140,310

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

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Daniel A. Morris

President

November 23, 2009

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

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Daniel A. Morris

President

November 23, 2009